Share Option and Restricted Share Unit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Activity in the Company's 2015 Plan

The following is a summary of activity in the Company’s 2015 Plan for the years ended December 31, 2018, 2017, and 2016:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2015	1,159,346	$26.62
Options granted during the period	341,532	$9.77
Options exercised during the period	—	$—
Options expired during the period	(38,317)	$31.33
Options forfeited during the period	(30,748)	$29.97
Balances, December 31, 2016	1,431,813	$22.41
Options granted during the period	246,722	$22.75
Options exercised during the period	(65,468)	$14.67
Options expired during the period	(45,638)	$25.55
Options forfeited during the period	(42,752)	$16.04
Balances, December 31, 2017	1,524,677	$22.88
Options granted during the period	241,500	$11.15
Options exercised during the period	(15,259)	$8.49
Options expired during the period	(9,552)	$25.77
Options forfeited during the period	(37,458)	$17.61
Balances, December 31, 2018	1,703,908	$21.44
Options exercisable at December 31, 2018	1,094,812	$25.45
Options vested and expected to vest at December 31, 2018	1,655,740	$21.65
	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2015	617,523	$21.70
Share units granted during the period	361,152	$9.81
Share units vested during the period	(254,024)	$24.26
Share units forfeited during the period	(30,748)	$25.93
Balances, December 31, 2016	693,903	$14.72
Share units granted during the period	289,800	$20.82
Share units vested during the period	(244,633)	$18.33
Share units forfeited during the period	(46,022)	$14.24
Balances, December 31, 2017	693,048	$16.03
Share units granted during the period	274,845	$11.92
Share units vested during the period	(289,685)	$16.15
Share units forfeited during the period	(37,458)	$17.27
Balances, December 31, 2018	640,750	$14.20
Share units outstanding and expected to vest at December 31, 2018	591,681	$14.20

Summary of Information About Share Options Exercisable and Outstanding

The following table summarizes information about share options exercisable and outstanding at December 31, 2018:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices:
$9.70	145,290	$9.70	288,493	$9.70
$9.75	938	$9.75	3,750	$9.75
$11.15	—	$—	241,500	$11.15
$12.23	5,000	$12.23	10,000	$12.23
$14.17	159,500	$14.17	213,136	$14.17
$16.97	47,410	$16.97	47,410	$16.97
$22.95	60,018	$22.95	222,838	$22.95
$27.68 - $28.26	207,882	$28.12	208,007	$28.12
$28.54 - $31.34	113,665	$28.79	113,665	$28.79
$34.14 - $38.36	355,109	$36.13	355,109	$36.13
	1,094,812	$25.45	1,703,908	$21.44

Fair Value of Stock Option Granted Assumptions Used

The fair value of each share option granted under the 2015 Plan was estimated on the date of grant using the Black-Scholes option pricing model for the years ended December 31, 2018, 2017 and 2016 with the following assumptions:

	2018	2017	2016
Risk-free interest rates	2.9%	2.2%	1.9%
Expected terms (in years)	5.5	5.4	5.2
Expected common share price volatilities	49.8%	47.4%	43.7%
Expected dividends	0.0%	0.0%	0.0%
Expected forfeitures	4.3%	5.9%	5.3%